united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited)
August 31, 2016
Shares		Value
	EXCHANGE TRADED FUND - 13.5%
	DEBT FUND - 13.5%
49,902	Vanguard Short - Term Corporate Bond ETF (Cost - $3,999,925)	$ 4,027,590

	OPEN ENDED MUTUAL FUNDS - 31.3%
	DEBT FUNDS - 31.3%
210,497	BlackRock Low Duration Bond Portfolio - Institutional Class	2,029,190
270,822	BMO Short - Term Income Fund - Institutional Class	2,551,144
455,025	MassMutual Premier Short - Duration Bond Fund - Institutional Class	4,723,156
	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $9,321,099)	9,303,490

	TOTAL INVESTMENTS - 44.8% (Cost - $13,321,024) (b)	$ 13,331,080
	OTHER ASSETS LESS LIABILITIES - 55.2%	16,407,902
	NET ASSETS - 100.0%	$ 29,738,982

		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS * - 0.5%
	10YR MINI JGB Future, September 2016
40	(Underlying Face Amount at Value $5,858,027)	$ (25,314)
	3M Co. Future, September 2016
31	(Underlying Face Amount at Value $555,675)	32,053
	Accenture PLC Future, September 2016
36	(Underlying Face Amount at Value $414,036)	(8,650)
	Alphabet, Inc. Future, September 2016
3	(Underlying Face Amount at Value $236,970)	2,888
	Altria Group, Inc. Future , September 2016
65	(Underlying Face Amount at Value $429,585)	5,159
	Amazon.com, Inc. Future, September 2016
4	(Underlying Face Amount at Value $307,680)	19,319
	American Electric Power Co., Inc. Future, September 2016
45	(Underlying Face Amount at Value $290,565)	(11,348)
	AMGEN, INC. Future, September 2016
20	(Underlying Face Amount at Value $340,140)	(2,080)
	AT&T, Inc. Future, September 2016
93	(Underlying Face Amount at Value $380,184)	2,650
	AUD/CAD X-RATE Future, September 2016
10	(Underlying Face Amount at Value $1,500,609)	50,634
	AUST 10Y Bond Future, September 2016
33	(Underlying Face Amount at Value $2,433,795)	90,776
	AUST 3YR Bond Future, September 2016
119	(Underlying Face Amount at Value $8,817,092)	47,021
	Berkshire Hathaway, Inc. Future, September 2016
21	(Underlying Face Amount at Value $316,050)	11,712
	BIOGEN, Inc. Future, September 2016
4	(Underlying Face Amount at Value $122,260)	(5,896)
	BRAZIL REAL Future, September 2016
32	(Underlying Face Amount at Value $964,640)	1,440
	CAN 10YR Bond Futute, December 2016
4	(Underlying Face Amount at Value $447,197)	310
	CATERPILLAR, INC. Future. Septemer 2016
10	(Underlying Face Amount at Value $81,950)	365

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
August 31, 2016
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 0.5%
	Chevron Corp. Future, Sptember 2016
28	(Underlying Face Amount at Value $281,624)	$ (10,736)
	Cisco Systems, inc. Future, September 2016
86	(Underlying Face Amount at Value $270,384)	11,255
	Coca-Cola Co. Future, September 2016
88	(Underlying Face Amount at Value $382,184)	(15,758)
	Cocoa Future, December 2016
29	(Underlying Face Amount at Value $876,675) (a)	8,053
	COFF ROBUSTA Future, November 2016
16	(Underlying Face Amount at Value $292,480) (a)	(4,320)
	Coffee Future, December 2016
3	(Underlying Face Amount at Value $165,431) (a)	6,919
	Colgate-Palmolive Co. Future, September 2016
57	(Underlying Face Amount at Value $423,738)	11,314
	Comcast Corp. Future, September 2016
66	(Underlying Face Amount at Value $430,716)	6,584
	Costco Wholesale Corp. Future, September 2016
28	(Underlying Face Amount at Value $453,880)	3,305
	Cotton No.2 Future, December 2016
19	(Underlying Face Amount at Value $623,010) (a)	(59,170)
	Devon Energy Corp. Future, September 2016
6	(Underlying Face Amount at Value $25,998)	(690)
	Dow Chemical Co. Future, September 2016
31	(Underlying Face Amount at Value $166,284)	1,516
	EMC Corp. Future, September 2016
112	(Underlying Face Amount at Value $324,688)	13,325
	EUR/CAD Future, September 2016
7	(Underlying Face Amount at Value $976,443)	7,942
	EUR/CHF Future, September 2016
11	(Underlying Face Amount at Value $1,534,929)	(6,705)
	EUR/SEK Future, September 2016
10	(Underlying Face Amount at Value $1,393,165)	22,088
	EURO/GBP Future, September 2016
10	(Underlying Face Amount at Value $1,391,663)	113,722
	Exelon Corp. Future, September 2016
81	(Underlying Face Amount at Value $275,400)	(16,166)
	Exxon Mobil Corp. Future, September 2016
50	(Underlying Face Amount at Value $435,750)	(21,749)
	FEDEX Corp. Future, September 2016
6	(Underlying Face Amount at Value $98,964)	(1,392)
	Equity General Dynamics Corp. Future, September 2016
15	(Underlying Face Amount at Value $228,345)	1,865
	General Electric Co. Future, September 2016
80	(Underlying Face Amount at Value $249,920)	6,402
	General Mills, Inc. Future, September 2016
71	(Underlying Face Amount at Value $502,822)	38,262
	GOLD 100 OZ Future, December 2016
7	(Underlying Face Amount at Value $917,980) (a)	(11,690)
	Halliburton Co. Future, September 2016
27	(Underlying Face Amount at Value $116,127)	(5,020)
	Home Depot, Inc. Future, September 2016
26	(Underlying Face Amount at Value $348,738)	14,686
	Honeywell International, Inc. Future, September 2016
24	(Underlying Face Amount at Value $280,104)	1,963

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
August 31, 2016
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 0.5%
	ILS/USD Future, September 2016
2	(Underlying Face Amount at Value $530,000)	$ 10,340
	INTEL Corp. Future, September 2016
39	(Underlying Face Amount at Value $139,971)	4,716
	INTERNATIONAL BUSINESS MACH Future, September 2016
17	(Underlying Face Amount at Value $270,113)	(2,550)
	Johnson & Johnson future, September 2016
37	(Underlying Face Amount at Value $441,595)	6,862
	JP Morgan Chase Co. Future, September 2016
18	(Underlying Face Amount at Value $121,500)	873
	JPN YEN Currency Future, September 2016
11	(Underlying Face Amount at Value $1,330,175,000)	63,044
	KRONE/KRONA PAIR Future, September 2016
19	(Underlying Face Amount at Value $1,137,917)	772
	LME LEAD FORWARD Future, October 2016
3	(Underlying Face Amount at Value $142,650) (a)	4,875
	LME ZINC FORWARD Future, October 2016
13	(Underlying Face Amount at Value $750,831) (a)	39,106
	Lockheed Martin Corp. Future, September 2016
19	(Underlying Face Amount at Value $461,358)	(22,769)
	LONG GILT Future, December 2016
4	(Underlying Face Amount at Value $689,112)	738
	Lowe's Cos., Inc. Future, September 2016
49	(Underlying Face Amount at Value $375,144)	(14,355)
	McDonald's Corp. Future, September 2016
30	(Underlying Face Amount at Value $347,010)	(24,123)
	Medtronic PLC Future, September 2016
52	(Underlying Face Amount at Value $452,602)	4,820
	Merck & Co., Inc. Future, September 2016
52	(Underlying Face Amount at Value $326,508)	17,744
	Microsoft Corp. Future, September 2016
25	(Underlying Face Amount at Value $143,650)	13,271
	Monsanto Co. Future, September 2016
3	(Underlying Face Amount at Value $31,953)	(54)
	New Zealand Future, September 2016
11	(Underlying Face Amount at Value $797,500)	16,850
	NORFOLK SOUTHERN CORP. Future, September 2016
8	(Underlying Face Amount at Value $75,128)	(36)
	OCCIDENTAL PETROLEUM CORP. Future, September 2016
18	(Underlying Face Amount at Value $138,330)	978
	PALLADIUM Future, December 2016
8	(Underlying Face Amount at Value $535,960) (a)	(20,845)
	PepsiCo., Inc. Future, September 2016
42	(Underlying Face Amount at Value $448,392)	13,474
	Pfizer, Inc. Future, September 2016
103	(Underlying Face Amount at Value $358,440)	(6,017)
	Philip Morris International Inc. Future, September 2016
40	(Underlying Face Amount at Value $399,760)	(5,086)
	Platinum Future, October 2016
9	(Underlying Face Amount at Value $474,075) (a)	(47,085)
	Procter & Gamble Co. Future, September 2016
41	(Underlying Face Amount at Value $358,012)	7,029
	QUALCOMM INC. Future, September 2016
7	(Underlying Face Amount at Value $44,149)	462

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
August 31, 2016
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 0.5%
	Raytheon Co. Future, September 2016
29	(Underlying Face Amount at Value $406,406)	$ 11,126
	RUSSIAN RUBLE Future, September 2016
5	(Underlying Face Amount at Value $190,750)	(3,125)
	SCHLUMBERGER LTD Future, September 2016
6	(Underlying Face Amount at Value $47,400)	(2,598)
	Short Euro-BTP Future, September 2016
1	(Underlying Face Amount at Value $125,927)	199
	SILVER FUTURE, December 2016
8	(Underlying Face Amount at Value $748,280) (a)	(3,880)
	Simon Property Group, Inc. Future, September 2016
16	(Underlying Face Amount at Value $344,768)	21,233
	Southern Co. Future, September 2016
76	(Underlying Face Amount at Value $390,108)	316
	SOYBEAN FUTURE, November 2016
16	(Underlying Face Amount at Value $754,400) (a)	(150,637)
	SOYBEAN MEAL Future December 2016
13	(Underlying Face Amount at Value $398,736) (a)	(124,390)
	SUGAR #11 COMDTY Future, October 2016
28	(Underlying Face Amount at Value $629,082) (a)	19,522
	Texas Instruments, Inc. Future, September 2016
57	(Underlying Face Amount at Value $396,378)	41,990
	The Allstate Corp. Future, September 2016
23	(Underlying Face Amount at Value $158,608)	(2,231)
	The Priceline Group Future, September 2016
2	(Underlying Face Amount at Value $283,362)	(2,368)
	TWXD Future, September 2016
11	(Underlying Face Amount at Value $86,251)	(2,289)
	UNION PACIFIC CORP. Future, September 2016
11	(Underlying Face Amount at Value $105,094)	(11)
	United Parcel Service, Inc. Future, September 2016
41	(Underlying Face Amount at Value $447,802)	11,699
	United Technologies Corp. Future, September 2016
21	(Underlying Face Amount at Value $223,524)	(3,813)
	UnitedHealth Group, Inc. Future, September 2016
33	(Underlying Face Amount at Value $448,998)	(10,510)
	US 10YR NOTE Future, December 2016
48	(Underlying Face Amount at Value $6,284,256)	(8,250)
	US 5YR NOTE Future, December 2016
1	(Underlying Face Amount at Value $121,250)	(133)
	US BANCORP Future, September 2016
45	(Underlying Face Amount at Value $198,675)	1,081
	US ULTRA BOND CBT Future, December 2016
13	(Underlying Face Amount at Value $2,437,097)	10,664
	USD/HUF Future, September 2016
7	(Underlying Face Amount at Value $698,553)	(16,339)
	Vanguard REIT ETF Future, September 2016
50	(Underlying Face Amount at Value $444,850)	15,138
	Verizon Communications Inc. Future, Spetember 2016
48	(Underlying Face Amount at Value $251,184)	(4,476)
	Visa Inc. Future, September 2016
43	(Underlying Face Amount at Value $347,870)	8,148

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
August 31, 2016
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 0.5%
	Wal-Mart Store, Inc. Future, September 2016
34	(Underlying Face Amount at Value $242,896)	$ (6,875)
	Weyerhaeuser Co. Future, September 2016
25	(Underlying Face Amount at Value $79,625)	(1,935)
	WHITE SUGAR (ICE) Future, September 2016
36	(Underlying Face Amount at Value $952,380) (a)	(41,695)
	TOTAL FUTURES CONTRACTS PURCHASED	145,439

	SHORT FUTURES CONTRACTS * - 3.2%
	AUD/JPY X-RAT FUTURE, September 2016
(7)	(Underlying Face Amount at Value $1,051,083)	13,794
	AUD/NZD X-RAT Future, September 2016
(9)	(Underlying Face Amount at Value $1,352,353)	14,576
	BP Currency Future, September 2016
(21)	(Underlying Face Amount at Value $1,723,313)	148,206
	BRITISH /SWISS Future, September 2016
(4)	(Underlying Face Amount at Value $656,355)	17,539
	BRITISH GBP/JPY Future, September 2016
(9)	(Underlying Face Amount at Value $1,476,644)	239,136
	CAD/JPY X-RATE Future, September 2016
(8)	(Underlying Face Amount at Value $1,219,497)	70,905
	Cattle Feeder Commodity Future, October 2016
(10)	(Underlying Face Amount at Value $691,750) (a)	21,138
	CHF Currency Future, September 2016
(8)	(Underlying Face Amount at Value $1,018,000)	(3,619)
	CHF/JPY Future, September 2016
(7)	(Underlying Face Amount at Value $1,780,972)	88,268
	Corn Future, Decmeber 2016
(49)	(Underlying Face Amount at Value $772,975) (a)	17,562
	EUR/AUD Future, September 2016
(5)	(Underlying Face Amount at Value $698,239)	(8,049)
	EURO FX Currency Future, September 2016
(10)	(Underlying Face Amount at Value $1,396,250)	(2,956)
	EURO/HUF X-RT Future, September 2016
(7)	(Underlying Face Amount at Value $780,018)	13,738
	EURO/JPY Future, September 2016
(12)	(Underlying Face Amount at Value $1,674,516)	75,819
	FTSE/JSE TOP 40 Future, September 2016
(22)	(Underlying Face Amount at Value $690,872)	11,613
	IBEX 35 INDX Future, September 2016
(8)	(Underlying Face Amount at Value $777,483)	(8,320)
	KC HRW WHEAT Future, December 2016
(26)	(Underlying Face Amount at Value $516,750) (a)	50,050
	LIVE CATTLE Future, October 2016
(16)	(Underlying Face Amount at Value $682,080) (a)	32,480
	LME COPPER Future, October 2016
(3)	(Underlying Face Amount at Value $345,825) (a)	12,150
	LOW SU GASOIL Future, October 2016
(6)	(Underlying Face Amount at Value $251,850) (a)	18,150
	MEXICAN PESO Future, September 2016
(40)	(Underlying Face Amount at Value $1,059,400)	1,500
	MILL WHEAT EURO Future, December 2016
(116)	(Underlying Face Amount at Value $1,037,023) (a)	67,999
	MSCI SING IX ETS Future, September 2016
(55)	(Underlying Face Amount at Value $1,252,531)	27,531

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
August 31, 2016
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	SHORT FUTURES CONTRACTS (Continued) * - 3.2%
	NY Harb ULSD Future, October 2016
(3)	(Underlying Face Amount at Value $179,638) (a)	$ 13,587
	PLN/USD Future, September 2016
(11)	(Underlying Face Amount at Value $1,402,500)	(9,540)
	RED WHEAT Future, Decemeber 2016
(21)	(Underlying Face Amount at Value $505,575) (a)	25,175
	USD/ZAR Currency Future, September 2016
(7)	(Underlying Face Amount at Value $700,855)	(48,848)
	WHEAT Future, Decemeber 2016
(16)	(Underlying Face Amount at Value $310,600) (a)	41,200
	TOTAL SHORT FUTURES CONTRACTS PURCHASED	940,784

ETF - Exchange Traded Fund
*	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(a)	All or portion of this instrument is a holding of MHB Fund Limited.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures) is $13,321,024 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 43,871
		Unrealized Depreciation:	(33,815)
		Net Unrealized Appreciation:	$ 10,056

Monte Chesapeake Macro Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with generally accepted accounting principles (“GAAP”). The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Swap agreements entered by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open ended investment companies are valued at net asset value.

MHB Fund Limited (“MHB Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund. Monte Capital Group, LLC (the “Advisor”) fair values MHB Ltd. And the underlying investments daily. The daily valuation is based on the current positions. The Advisor calculates an estimated profit and loss which is then used to determine a daily fair value NAV. The Advisor receives a daily estimated profit and loss figure from the counterparty which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing prices of the underlying holdings and speaking with the accounting agent to further review valuation. The Advisor then makes a final determination on the fair value, using the Advisor’s estimate. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

The Fund may hold securities, such as private investments, securities or temporarily interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private Investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Monte Chesapeake Macro Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value – The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Fund	$ 4,027,590	$ -	$ -	$ 4,027,590
Open Ended Mutual Funds	9,303,490			9,303,490
Total Investments	$ 13,331,080	$ -	$ -	$ 13,331,080
Derivatives- Futures	1,902,714			1,902,714
Total Assets	$ 15,233,794	$ -	$ -	$ 15,233,794
Liabilities
Derivatives- Futures	$ 816,491	$ -	$ -	$ 816,491

* Refer to the Consolidated Portfolio of Investments for Industry Classification.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – MHB Fund Limited (“MHB Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund. The consolidated financial statements of the Fund include MHB Ltd. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MHB's investment objectives and policies.

Monte Chesapeake Macro Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	MHB Ltd. Net Assets at August 31, 2016	% of Net Assets at August 31, 2016
MHB Ltd.	7/30/2012	$ 2,333,727	7.85%

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments as of August 31, 2016 as disclosed in the Consolidated Schedule of Investments serve as indicators of the volume of derivative activity for the porfolio.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by the fund as of August 31, 2016:

	Commodity Risk	Currency Risk	Equity Risk	Credit Risk	Total
Futures	$ (85,747)	$ 871,132	$ 184,829	$ 116,009	$ 1,086,223

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 10/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 10/20/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 10/20/2016